Share-Based Compensation - Additional Information (Detail)							3 Months Ended	12 Months Ended
	Mar. 03, 2016 Tranches Members $ / shares shares	Nov. 24, 2015 $ / shares	Aug. 24, 2015 $ / shares	Mar. 07, 2013 $ / shares	Mar. 13, 2012 $ / shares	Sep. 02, 2011 Members	Dec. 31, 2008 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share based compensation expenses | $								$ 283,000	$ 75,000	$ 177,000
Unrecognized compensation cost | $								$ 0	$ 0
Restricted Stock Units (RSUs) [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock granted								200,000
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan									1,500,000
Number of members granted with restricted stock units | Members	4
Number of tranches | Tranches	2
Equity Incentive Plan description								Under the 2015 Plan, restricted stock units granted to four members of management on March 3, 2016 were divided into two tranches. The first tranche (100,000 restricted stock units)) will vest when the individual leaves employment, provided that this is after December 31, 2016 and is not for cause. The second tranche (100,000 restricted stock units) also vests after December 31, 2016 on the same terms, but, in addition, only if and when the stock price has been at or above $5.00 for 20 consecutive trading days and provided that this has occurred before December 31, 2019.
2015 Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares awarded								34,125
Shares issued as percentage of directors base fee								20.00%
Shares issued notional value per share | $ / shares								$ 4.00
2015 Plan [Member] | Second Tranche [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of consecutive trading days	20 days
2015 Plan [Member] | Minimum [Member] | Second Tranche [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price | $ / shares	$ 5.00
2015 Plan [Member] | Restricted Stock Units (RSUs) [Member] | First Tranche [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock granted	100,000
2015 Plan [Member] | Restricted Stock Units (RSUs) [Member] | Second Tranche [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock granted	100,000
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock share based compensation vesting period						2 years
Number of members granted with restricted stock units | Members						4
Common stock dividends paid | $ / shares				$ 0	$ 0
Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock dividends paid | $ / shares		$ 0.10	$ 0.10				$ 0.23
Class A Common Stock [Member] | 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan									1,500,000
Term of Equity Incentive Plan								10 years
Maximum number of shares which may be granted to any participant in any fiscal year								500,000
Common stock shares awarded								1,498,123